Load [Member] Shareholder Fees - Taxable Municipal Bond Series - Taxable Municipal Bond Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Redemption Fee	$ (15.00)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%
Load [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%